Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Cash flows from operating activities
Profit before income tax - continuing operations	$ 1,532,416	$ 51,701	$ 1,700,435	$ 2,846,056
Profit (loss) before income tax - discontinued operations	1,814,953	61,233	(122,105)	(34,233)
Profit before income tax including discontinued operations	3,347,369	112,934	1,578,330	2,811,823
Adjustments to reconcile profit before income tax to net cash flows :
Depreciation of property, plant and equipment	2,899,278	97,816	3,228,441	3,018,977
Amortization of assets			2,838	2,946
Allowance (reversal) for impairment of accounts and notes receivable	(87)	(3)	87
Interest expense	192,839	6,506	145,151	127,035
Interest income	(53,587)	(1,808)	(42,307)	(68,283)
Impairment of available-for-sale financial assets				8,584
Impairment of property, plant and equipment	956	32	8,198	1,478
Gain on disposal of property, plant and equipment, net	(132,774)	(4,480)	(6,839)	(1,640)
Gain on disposal of a subsidiary	(1,843,234)	(62,187)
Insurance compensation income	(486,858)	(16,426)	(7,033)
Share of (profit) loss of associates	179,491	6,056	(28,924)	(31,269)
Gain on disposal of long-term investment in associates	(16,929)	(571)
Donations			127
Share-based payments	123,021	4,151	356,463	207,242
Deferred income	(11,995)	(405)	(2,403)	(2,496)
Accounts and notes receivable	127,800	4,312	(480,348)	986,205
Accounts receivable - related parties	(240)	(8)
Other receivables	(15,644)	(528)	(124,226)	(42,140)
Other receivables - related parties	35,855	1,210
Inventories	(63,910)	(2,156)	(347,133)	36,974
Prepayments	126,708	4,275	12,291	78,676
Other financial assets	1,600	54	17,243	191,974
Other non-current assets	6,914	233	6,914	(42,061)
Accounts payable	(147,859)	(4,988)	215,555	(366,445)
Accounts payable - related parties	263	9
Other payables	438,682	14,800	(249,607)	46,054
Other payables - related parties	(43,144)	(1,456)
Provisions - current	46,592	1,572	(16,184)	(21,683)
Receipts in advance	(5,913)	(199)	2,150	(47,230)
Other current liabilities	(15,469)	(522)	22,878	(12,851)
Net defined benefit liability, non-current	(17,604)	(594)	(15,886)	(14,044)
Cash generated from operations	4,672,121	157,629	4,282,809	6,867,826
Interest received	47,815	1,613	44,413	67,960
Dividend received	14,325	483	5,730
Interest paid	(189,381)	(6,389)	(145,668)	(127,568)
Income tax paid	(387,590)	(13,077)	(499,293)	(1,412,427)
Net cash generated from operating activities	4,157,290	140,259	3,687,991	5,395,791
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	306,634	10,345	59,134	48,275
Proceeds from insurance compensation	486,858	16,426
Net cash flow from disposal of a subsidiary	1,781,213	60,095
Acquisition of property, plant and equipment	(4,682,705)	(157,986)	(4,471,465)	(4,428,057)
Acquisition of available-for-sale financial assets	(10,940)	(369)
Acquisition of investment in associate	(1,373,486)	(46,339)		(116,000)
Decrease (increase) in refundable deposits	(11)	(1)	407	(589)
Increase in other non-current assets			(139,304)
Increase in other financial assets - current	(964)	(32)	(5,466)	(7,822)
Net cash used in investing activities	(3,493,401)	(117,861)	(4,556,694)	(4,504,193)
Cash flows from financing activities
Prepaid cost of issuing new shares				(42,774)
Proceeds from short-term bank loans	5,560,354	187,596	3,820,594	4,725,030
Payments on short-term bank loans	(4,278,518)	(144,349)	(4,969,469)	(5,344,425)
Proceeds from long-term bank loans	148,829	5,021	10,560,000	2,000,000
Payments on long-term bank loans	(1,124,699)	(37,945)	(6,200,567)	(1,508,153)
Increase (decrease) in guarantee deposits	(33)	(1)	(44)	405
Payments on repurchase of shares			(1,007,654)	(1,441,359)
Acquisition of the interest of a subsidiary				(1,444,224)
Cash paid in respect of share-based payments			(292,623)	(7,873)
Cash dividend - the Company	(257,026)	(8,672)	(1,792,553)	(840,207)
Cash distribution from capital surplus - the Company	(599,728)	(20,234)
Cash dividend - Predecessors' interests				(125,293)
Payments on capital reorganization			(3,341,621)
Net cash used in financing activities	(550,821)	(18,584)	(3,223,937)	(4,028,873)
Net increase (decrease) in cash and cash equivalents	113,068	3,814	(4,092,640)	(3,137,275)
Effect of foreign exchange rate changes	(38,617)	(1,303)	(73,447)	(528)
Cash and cash equivalents at beginning of year	7,961,263	268,599	12,127,350	15,265,153
Cash and cash equivalents at end of year	$ 8,035,714	$ 271,110	$ 7,961,263	$ 12,127,350